Segment Reporting By Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified					2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	5 Months Ended		2 Months Ended	3 Months Ended						8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013 UNITED STATES	Dec. 31, 2013 CANADA	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member] UNITED STATES	Dec. 31, 2013 Successor [Member] CANADA	Aug. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] UNITED STATES	Dec. 31, 2012 Predecessor [Member] UNITED STATES	Dec. 31, 2011 Predecessor [Member] UNITED STATES	Aug. 30, 2013 Predecessor [Member] CANADA	Dec. 31, 2012 Predecessor [Member] CANADA	Dec. 31, 2011 Predecessor [Member] CANADA
Sales Information [Line Items]
Net Sales					$ 35,630	$ 114,436	$ 150,066	$ 303,692	$ 135,275	$ 14,791	$ 69,119	$ 99,679	$ 83,450	$ 87,961	$ 81,240	$ 68,729	$ 73,480	$ 252,248	$ 311,410	$ 252,111	$ 221,995	$ 272,579	$ 226,147	$ 30,253	$ 38,831	$ 25,964
Fixed Assets	359,883	383,625	379,381	4,244										386,270					386,270	415,902		381,666	410,528		4,604	5,374
Total Assets	$ 716,592	$ 740,376	$ 714,495	$ 25,881										$ 556,746					$ 556,746	$ 576,044		$ 543,968	$ 567,183		$ 12,778	$ 8,861